Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Warrant Liabilities [Abstract]
Schedule of liabilities measured using fair significant unobservable inputs
Balance – January 26, 2012 (inception)	-
Correction of an error	3,200,223
Issuance of warrants as part of Units on November 7, 2012	322,884
Change in fair value	(45,225)
Balance – December 31, 2012	3,477,882
Change in fair value	(45,442)
Balance – December 31, 2013	3,432,440
Change in fair value	(3,417,053)
Balance – December 31, 2014	15,387
Change in fair value	(11,978)
Balance – December 31, 2015	3,409
Change in fair value	(3,409)
Balance – December 31, 2016	-
Change in fair value	-
Balance – December 31, 2017	-
Change in fair value	-
Balance – December 31, 2018	-

Schedule of inputs to the model
	December 31. 2018	December 31, 2017
Stock price	$2.96	$4.14
Dividend yield	N/A	N/A
Risk-free rate	2.56%	1.89%
Expected term (in years)	0.58	1.58
Expected volatility	11.94%	22.3%